Leases	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Leases
NOTE 29: LEASES
Amounts recognized in the consolidated statements of financial position
“Property, plant and equipment” comprise owned and leased assets that do not meet the definition of investment property.

(€’000)	As at December 31,
	2021	2020
Property, Plant and Equipment owned (excluding right-of-use assets)	1 033	1 115
Right-of-use assets	2 215	3 004

Total Property, Plant and Equipment	3 248	4 119

The statement of financial position shows the following amounts relating to leases for which the Group is a lessee:

(€’000)	Property	Vehicles	Equipment	Total
Cost
At 1 January 2020	2 810	363	1 564	4 737
Additions	191	105	470	765
Disposals	—	(39)	—	(39)
Transfers	—	—	(543)	(543)

At 31 December 2020	3 001	429	1 491	4 920
Additions	24	67	—	91
Disposals	—	(41)	—	(41)
Transfers	—	—	(950)	(950)

At 31 December 2021	3 025	454	541	4 020

Accumulated depreciation
At 1 January 2020	(399)	(90)	(901)	(1 390)
Depreciation charge	(428)	(114)	(567)	(1 109)
Disposals	—	39	—	39
Transfers	—	—	543	543

At 31 December 2020	(827)	(165)	(924)	(1 916)
Depreciation charge	(454)	(117)	(309)	(880)
Disposals	—	41	—	41
Transfers	—	—	950	950

At 31 December 2021	(1 281)	(241)	(283)	(1 805)

Net book value
Cost	3 001	429	1 491	4 920
Accumulated depreciation	(827)	(165)	(924)	(1 916)

At 31 December 2020	2 174	263	567	3 004

Cost	3 025	454	541	4 020
Accumulated depreciation	(1 281)	(241)	(283)	(1 805)

At 31 December 2021	1 744	213	258	2 215

Amounts recognized in the consolidated statements of comprehensive loss
The consolidated statements of comprehensive loss show the following amounts relating to leases:

(€’000)	For the 12-month period ended December 31,
	2021	2020	2019
Depreciation charge of right-of-use assets
Property	454	428	399
Vehicles	76	75	90
Equipment	309	567	555
Interest on lease liabilities (including in Financial expenses) 1	217	259	286
Interest on sublease receivable (including in Financial income) 1	(26)	(46)	(62)
Variable lease payments not included in the measurement of lease liabilities	—	—	—
Expenses relating to short-term leases and leases of low-value assets	137	166	182

Total expenses related to leases	1 167	1 449	1 450

1	Interests on leases are presented as operating cash flow.
Total cash outflow for leases

(€’000)	For the 12-month period ended December 31,
	2021	2020	2019
Total cash outflow for leases	1 453	1 681	1 494